Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jan. 01, 2010
Current assets:
Cash	$ 34,010	$ 13,862		$ 12,162		$ 49,537				$ 15,523	$ 7,832
Accounts receivable, net of allowance	203,340	164,317	211,638	193,310	203,740	161,715
Inventories	199,549	174,378		180,004	172,677	185,947	163,492	168,735	202,515	192,623
Prepaid expenses and other current assets	25,092	12,141				19,912	25,746	22,201	31,101	38,441
Deferred income taxes	31,760	33,465	26,361	29,343	28,119	29,027	27,716	27,053	28,394	29,312
Income tax receivable, net	2,147	1,300	474	4,520	1,405	5,046	3,260	1,804	2,993	2,276
Total current assets	495,898	399,463	447,298	430,404	497,339	451,184	464,098	473,231	510,401	439,564
Property, plant and equipment, net	75,330	71,127				57,556	52,067	47,780	42,587
Investment in joint venture	2,168	2,972				3,507
Goodwill	4,399	4,399				4,399
Intangible assets, net	787	839				951
Deferred income taxes	6,826	6,138	17,040	19,657	19,798	19,970	31,257	31,921	32,520	34,254
Other noncurrent assets	16,794	17,755				11,173
Total assets	602,202	502,693	555,669	539,223	594,905	548,740	566,963	573,975	610,402	537,721
Current liabilities:
Current maturities of long-term debt						31,880
Accounts payable	106,981	81,577		104,585	111,425	77,888	107,959
Accrued liabilities	52,685	48,424	59,604	40,574	48,364	48,604	59,291	63,314	72,592	84,992
Accrued interest	3,395	3,287				4,069
Income tax payable	334	248				300
Total current liabilities	163,395	133,536	180,595	148,507	195,457	162,741	175,044	183,986	201,326	170,999
Long-term debt	431,000	389,522				271,698
Other noncurrent liabilities	27,678	27,436				31,641
Total liabilities	622,073	550,494	610,727	605,174	498,419	466,080	507,408	521,497	567,463	509,252
Commitments and contingencies
Global Brass and Copper Holdings, Inc. stockholder's (deficit)/equity:
Common stock, value	211	211				211
Additional paid-in capital	29,452					11,091
(Accumulated deficit)/Retained earnings	(53,897)	(48,153)	(55,654)	(66,686)	82,711	68,718	45,128	37,845	27,644	13,586
Accumulated other comprehensive income	587	1,466				1,923
Receivable from stockholder		(4,875)				(2,451)
Total Global Brass and Copper Holdings, Inc. stockholder's (deficit)/equity	(23,647)	(51,351)	(58,499)	(69,309)	93,247	79,492	56,382	49,347	39,907	25,564
Noncontrolling interest	3,776	3,550				3,168
Total (deficit)/equity	(19,871)	(47,801)	(55,058)	(65,951)	96,486	82,660	59,555	52,478	42,940	28,469	24,859
Total liabilities and (deficit)/equity	$ 602,202	$ 502,693	$ 555,669	$ 539,223	$ 594,905	$ 548,740	$ 566,963	$ 573,975	$ 610,402	$ 537,721